Segmented disclosure - Schedule of detailed information about operating segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenues	$ 229,251	$ 198,280
Operating costs	(169,719)	(133,010)
Professional, consulting and management fees	(25,277)	(17,922)
Foreign exchange gain (loss)	1,584	610
Other general and administrative expenses	(14,319)	(6,404)
Share-based payments	(2,372)	(3,135)
Finance costs	(1,588)	(1,135)
Interest income	1,109	403
Technology start-up costs	(12,695)	(3,835)
Exploration and evaluation costs	(1,935)	(2,093)
Total Expenses	(225,212)	(166,521)
Net income (loss) before tax	4,039	31,759
Income tax expense	(7,688)	(5,430)
Deferred income tax recovery (expense)	1,423	(3,758)
Net income (loss)	(2,226)	22,571
Revenues (after inter-segment eliminations)	229,251	198,280
Total Non-current Assets	201,606	153,931
Total Assets	355,750	313,909
Total Liabilities	81,196	48,212
Sales & trading [Member]
Disclosure of operating segments [line items]
Revenues	198,767	163,105
Operating costs	(195,591)	(153,387)
Professional, consulting and management fees	(1,832)	(1,642)
Foreign exchange gain (loss)	(107)	(161)
Other general and administrative expenses	(525)	(414)
Share-based payments	0	0
Finance costs	(36)	(32)
Interest income	0	0
Technology start-up costs	0	0
Exploration and evaluation costs	0	0
Total Expenses	(198,091)	(155,636)
Net income (loss) before tax	676	7,469
Income tax expense	(71)	(74)
Deferred income tax recovery (expense)	(31)	955
Net income (loss)	574	8,350
Revenues (after inter-segment eliminations)	198,274	160,535
Total Non-current Assets	934	961
Total Assets	73,874	56,631
Total Liabilities	56,566	39,907
Mine properties [Member]
Disclosure of operating segments [line items]
Revenues	185,434	161,790
Operating costs	(142,945)	(110,184)
Professional, consulting and management fees	(4,969)	(4,162)
Foreign exchange gain (loss)	1,091	574
Other general and administrative expenses	(6,497)	(1,500)
Share-based payments	0	0
Finance costs	(1,394)	(1,022)
Interest income	596	275
Technology start-up costs	0	0
Exploration and evaluation costs	(1,928)	(2,078)
Total Expenses	(156,046)	(118,097)
Net income (loss) before tax	29,388	43,693
Income tax expense	(7,617)	(5,356)
Deferred income tax recovery (expense)	1,773	(4,388)
Net income (loss)	23,544	33,949
Revenues (after inter-segment eliminations)	30,663	33,705
Total Non-current Assets	148,508	123,783
Total Assets	250,926	191,086
Total Liabilities	72,842	34,604
Corporate [Member]
Disclosure of operating segments [line items]
Revenues	162,506	135,309
Operating costs	(156,737)	(130,165)
Professional, consulting and management fees	(6,705)	(7,036)
Foreign exchange gain (loss)	100	207
Other general and administrative expenses	(1,830)	(2,358)
Share-based payments	(2,372)	(3,135)
Finance costs	(16)	(13)
Interest income	351	128
Technology start-up costs	0	0
Exploration and evaluation costs	0	0
Total Expenses	(167,209)	(142,372)
Net income (loss) before tax	(4,703)	(7,063)
Income tax expense	0	0
Deferred income tax recovery (expense)	(319)	(325)
Net income (loss)	(5,022)	(7,388)
Revenues (after inter-segment eliminations)	314	4,040
Total Non-current Assets	20,525	18,303
Total Assets	90,770	111,703
Total Liabilities	53,373	21,467
E&E properties [Member]
Disclosure of operating segments [line items]
Revenues	0
Operating costs	0
Professional, consulting and management fees	(10,044)
Foreign exchange gain (loss)	2
Other general and administrative expenses	(4,743)
Share-based payments	0
Finance costs	(79)
Interest income	0
Technology start-up costs	(11,956)
Exploration and evaluation costs	0
Total Expenses	(26,820)
Net income (loss) before tax	(26,820)
Income tax expense	0
Deferred income tax recovery (expense)	0
Net income (loss)	(26,820)
Revenues (after inter-segment eliminations)	0
Total Non-current Assets	12,389
Total Assets	15,941
Total Liabilities	5,092
Largo Clean Energy [Member]
Disclosure of operating segments [line items]
Revenues	0	0
Operating costs	0	0
Professional, consulting and management fees	(1,727)	(5,081)
Foreign exchange gain (loss)	498	(10)
Other general and administrative expenses	(265)	(2,029)
Share-based payments	0	0
Finance costs	(40)	(62)
Interest income	162	0
Technology start-up costs	0	(3,121)
Exploration and evaluation costs	0	0
Total Expenses	(1,372)	(10,303)
Net income (loss) before tax	(1,372)	(10,303)
Income tax expense	0	0
Deferred income tax recovery (expense)	0	0
Net income (loss)	(1,372)	(10,303)
Revenues (after inter-segment eliminations)	0	0
Total Non-current Assets	15,344	10,884
Total Assets	27,086	18,084
Total Liabilities	374	6,488
Inter-segment transactions & other activities [Member]
Disclosure of operating segments [line items]
Revenues	(317,456)	(261,924)
Operating costs	325,554	260,726
Professional, consulting and management fees	0	(1)
Foreign exchange gain (loss)	0	0
Other general and administrative expenses	(459)	(103)
Share-based payments	0	0
Finance costs	(23)	(6)
Interest income	0	0
Technology start-up costs	(739)	(714)
Exploration and evaluation costs	(7)	(15)
Total Expenses	324,326	259,887
Net income (loss) before tax	6,870	2,037
Income tax expense	0	0
Deferred income tax recovery (expense)	0	0
Net income (loss)	6,870	(2,037)
Revenues (after inter-segment eliminations)	0	0
Total Non-current Assets	3,906	0
Total Assets	(102,847)	(63,595)
Total Liabilities	$ (107,051)	$ (54,254)